Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Derivative [Line Items]
Fair Value / Carrying Amount of (Liability) / Asset	$ (29,122)
3.70 Percent Margin | NIBOR
Derivative [Line Items]
Notional Amount	$ 134,000	kr 1,000,000,000
Variable interest rate on debt	3.70%	3.70%
Fixed Rate Payable	5.92%	5.92%
Fair Value / Carrying Amount of (Liability) / Asset	$ (18,315)
Remaining Term (years)	1 year 4 months 24 days
Four Point Six Zero Margin [Member] | NIBOR
Derivative [Line Items]
Notional Amount	$ 102,000	kr 850,000,000
Variable interest rate on debt	4.60%	4.60%
Fixed Rate Payable	7.89%	7.89%
Fair Value / Carrying Amount of (Liability) / Asset	$ (6,080)
Remaining Term (years)	4 years 8 months 12 days
6.0 Percent Margin | NIBOR
Derivative [Line Items]
Notional Amount	$ 146,500	kr 1,200,000,000
Variable interest rate on debt	6.00%	6.00%
Fixed Rate Payable	7.72%	7.72%
Fair Value / Carrying Amount of (Liability) / Asset	$ (4,727)
Remaining Term (years)	2 years 9 months 18 days